Consolidated Statement of Profit and Loss - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Profit or loss [abstract]
Revenue	R 3,507,067	R 2,746,151	R 2,290,543
Cost of sales	(1,234,672)	(922,561)	(670,523)
Gross profit	2,272,395	1,823,590	1,620,020
Other income	9,828	1,841	2,166
Operating expenses	(1,400,308)	(1,126,306)	(895,624)
Sales and marketing	(431,140)	(333,259)	(238,110)
General and Administration	(704,603)	(555,327)	(476,534)
Research and development	(177,024)	(149,238)	(100,138)
Expected credit losses on financial assets	(87,541)	(88,482)	(80,842)
Operating profit	881,915	699,125	726,562
Initial public offering costs (“IPO”)		(10,288)	(25,570)
Finance income	23,255	6,083	4,358
Finance costs	(10,095)	(12,331)	(9,302)
Fair value changes to derivative assets	(971)	(506)
Profit before taxation	894,104	682,083	696,048
Taxation	(285,298)	(205,476)	(198,628)
Profit for the year	608,806	476,607	497,420
Profit attributable to:
Owners of the parent	597,153	449,953	318,183
Non-controlling interest	11,653	26,654	179,237
Total Profit	R 608,806	R 476,607	R 497,420
Earnings per share
Basic earnings per share (ZAR) (in Rand per share)	R 19.29	R 15.24	R 15.65